Personnel expenses and carried interest allocation	12 Months Ended
Dec. 31, 2024
Cost Of Services Rendered [Abstract]
Personnel expenses and carried interest allocation	Personnel expenses and carried interest allocation

	2024	2023	2022

Salaries and wages	(47,872)	(37,945)	(33,991)
Rewards and bonuses (a)	(35,466)	(24,256)	(20,940)
Social security contributions and payroll taxes	(7,711)	(5,236)	(4,746)
Officers’ Fund	—	(324)	(1,657)
Strategic Bonus	(830)	(1,141)	(1,107)
Restructuring costs – personnel (b)	(3,820)	(2,247)	(530)
Share based incentive plan (refer to note 29(d))	(7,454)	(1,465)	(731)
Other short-term benefits	(8,528)	(6,164)	(6,077)
Personnel expenses	(111,681)	(78,778)	(69,779)

Carried interest allocation (c)	(20,908)	(25,257)	(10,171)

(a)The year-on-year increase in rewards and bonuses is mainly driven by improved operational results as well as newly acquired businesses.
(b)Restructuring costs of personnel refers to costs associated with the implementation of streamlining initiatives and cost reduction plan in the operating activities of the Group, mainly driven by consolidation/integration of newly acquired subsidiaries.
(c)Carried interest allocation refers to the Group’s employees’ right to up to 35% of the performance fees recognized from certain investments funds. As of December 31, 2024, US$ 37.3 million (US$ 31.9 million as current and US$ 5.4 million as non-current) (December 2023: US$ 32.0 million with US$ 9.4 million as current and US$ 22.6 million as non-current) remains payable primarily related to performance fees recognized from investment funds.